Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

Note 17. Income Taxes

Osmotica Pharmaceuticals plc (formerly known as Lilydale Limited and Osmotica Pharmaceuticals Limited) is an Irish public limited company. Osmotica Holdings S.C.Sp. acquired Osmotica Pharmaceuticals plc on April 30, 2018 for the purpose of facilitating an offering of ordinary shares in an initial public offering. On October 22, 2018, Osmotica Pharmaceuticals plc completed its initial public offering (the “IPO”). Immediately prior to the IPO and prior to the commencement of trading of Osmotica Pharmaceuticals plc’s ordinary shares on the Nasdaq Global Select Market, Osmotica Holdings S.C.Sp. undertook a series of restructuring transactions that resulted in Osmotica Pharmaceuticals plc being the direct parent of Osmotica Holdings S.C.Sp. Osmotica Holdings S.C.Sp. is a Luxembourg special limited partnership, formed on January 28, 2016. Osmotica Holdings US LLC, a subsidiary of Osmotica Holdings S.C.Sp. entered into a fifty‑fifty partnership (the “Merger”), effective February 3, 2016, pursuant to a definitive agreement between Vertical/Trigen Holdings, LLC (“Vertical/Trigen”) and members, and Osmotica Holdings Corp Limited and Subsidiaries. Osmotica Holdings S.C.Sp. and several other holding companies and partnerships were formed as a result of the Merger. Vertical/Trigen Holdings, LLC became a wholly-owned subsidiary of certain U.S. corporations that are directly or indirectly owned by Osmotica Holdings U.S. LLC. These subsidiaries are included in the consolidated financial statements and are designated as C Corp filers for U.S. tax purposes. As such, the activity of Vertical/Trigen Holdings, LLC is subject to federal income tax at the level of its U.S. corporate parents beginning in 2016. In addition, the Company’s foreign entities are subject to income tax in various foreign jurisdictions.

The Company follows the Income Taxes topic of ASC 740, which prescribes a recognition threshold and measurement attribute criteria for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, as well as guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The loss before income taxes and the related tax benefit from continuing operations are as follows (in thousands):

	December 31,	December 31,
	2020	2019
Loss before income taxes
U.S. operations	$(75,325)	$(85,954)
Non-U.S. operations	(19,470)	(46,823)
Total loss before income taxes	(94,795)	(132,777)
Current tax (benefit) provision
Federal	(4,145)	(16,970)
State	232	(592)
Foreign	80	(2,849)
Total current tax (benefit) expenses	(3,833)	(20,411)
Deferred tax benefit
Federal	(1,660)	(5,785)
State	(190)	(719)
Foreign	(99)	689
Total deferred tax benefit	(1,949)	(5,815)
Total benefit for income taxes	$(5,782)	$(26,226)

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate from continuing operations for the years ended December 31, 2020 and 2019 respectively are as follows:

	December 31,	December 31,
	2020	2019
Federal tax at 21% statutory rate	21.00%	21.00%
State and local income taxes, net of federal benefit	1.15%	2.28%
Differences in tax effects on foreign income	(3.28)%	(4.43)%
Federal tax credits	1.20%	1.32%
Uncertain tax positions	0.83%	0.24%
NOL carryback rate differential	3.46%	0.00%
Tax audit adjustment	(3.26)%	0.00%
Change in valuation allowance	(13.87)%	(1.39)%
Permanent adjustments	(0.6)%	0.21%
Other	(0.50)%	0.48%
Effective tax rate	6.13%	19.71%

Deferred taxes reflect the tax effects of the differences between the amounts recorded as assets and liabilities for financial statement purposes and the comparable amounts recorded for income tax purposes. Significant components of the deferred tax assets (liabilities) from continuing operations at December 31, 2020 and 2019 respectively are as follows (in thousands):

	December 31,	December 31,
	2020	2019
Deferred tax assets:
Accounts receivable	$—	$31
Accrued expenses	5,921	9,535
Inventory	295	243
Investment in partnership	2,393	8,696
Net operating losses	1,285	2,627
Operating lease liabilities	657	1,121
Tax credits	6,486	3,249
Share compensation	1,816	1,399
Intangible assets	19,082	—
Other	3,327	1,685
Less: valuation allowance	(27,811)	(21,216)
Deferred tax liabilities:
Prepaid expenses	(658)	(689)
Property plant & equipment	(3,261)	(3,252)
Operating lease assets	(9,254)	(3,814)
Other	(623)	(1,115)
Total deferred income taxes	$(345)	$(1,500)

Included in the deferred tax balances above is a net deferred tax asset of $14.9 million and deferred tax liability of $4.6 million, respectively for 2020 and 2019 related to the assets and liabilities in Vertical/Trigen Holdings, LLC, which is a partnership for Federal income tax purposes. The Company owns in aggregate 100% of Vertical/Trigen Holdings, LLC and the assets and liabilities of this entity are included in the consolidated financial statements of the Company.

As of December 31, 2020 and 2019, the Company had a federal and state net operating loss carryover of $29.1 million and $2.2 million, respectively and net operating loss carryovers in certain foreign tax jurisdictions of $3.8 million and $9.9 million, respectively which will begin to expire in 2022. At December 31, 2020 and 2019, the Company had total tax credit carryovers of approximately $6.7 million and $4.6 million primarily consisting of Federal Orphan Drug Tax Credit carryovers. These credit carryovers begin to expire in 2035. The Company assesses the realizability of the deferred tax assets at each balance sheet date based on actual and forecasted operating results in order to determine the proper amount, if any, required for a valuation allowance. As of December 31, 2020 and 2019, the Company maintains valuation allowances on deferred tax assets applicable to entities in the United States and foreign jurisdictions for which separate income tax returns are filed, where realization of the related deferred tax assets from future profitable operations is not reasonably assured. In 2020, the valuation allowance increased by $6.6 million.

The Coronavirus Aid Relief, and Economic Security Act (CARES Act) was enacted on March 27, 2020 in the United States. The CARES Act and related notices include several significant provisions, including delaying certain payroll tax payments, mandatory transition tax payments under the Tax Cuts and Jobs Act, and estimated income tax payments that we expect to defer to future periods. The Cares Act provides a five year carryback for losses generated in 2018-2020, The Company incurred losses in the current period that will be carried back to the earliest year, 2015. The loss generated in 2020 will be carried back to a tax year with a higher tax rate providing a benefit of $3.2 million. The impact to the Company’s effective tax rate is 3.8%. The Cares Act made the business interest limitation less restrictive in that it increased the deduction limit for business interest to 50% of adjusted taxable income as well as allowing taxpayers to elect to utilize 2019 adjusted taxable income when computing the limitation in 2020. The Company utilized this clause in the CARES ACT when computing the current period income tax benefit.

The Company files income tax returns in U.S. federal, state and certain international jurisdictions. For federal and certain state income tax purposes, the Company's 2015 through 2018 tax years remain open for examination by the tax authorities under the normal statute of limitations. For certain international income tax purposes, the Company's 2015 through 2019 tax years remain open for examination by the tax authorities under the normal statute of limitations.

Two of the Company’s subsidiaries, Osmotica Pharmaceutical Corp. and Valkyrie Group Holding Inc., finalized audits by the Internal Revenue Service for tax years 2016 and 2017. The Company agreed to an IRS adjustments and correspondingly recorded tax expense of $1.9 million which includes $1.4 million of income tax $0.5 million of interest and penalty expense.

No provision is made for foreign withholding or income taxes associated with the cumulative undistributed earnings of the foreign subsidiaries. Any future foreign withholding or income taxes associated with the undistributed earnings are not anticipated to be material.

A reconciliation was completed of the beginning and ending amounts of unrecognized tax benefits, excluding accrued interest, for December 31, 2020 and 2019. It is not anticipated that the amount of unrecognized tax benefits will materially change in the next 12 months. If recognized, the total amount of unrecognized benefits of $0.2 million would an immaterial impact on the effective tax rate.

	December 31,	December 31,
	2020	2019
Unrecognized tax benefits beginning balance	$2,677	$2,218
Additions related to current period tax positions	171	459
Releases related to prior period tax positions	(2,677)	—
Unrecognized tax benefits ending balance	$171	$2,677

The Company classifies interest expense related to unrecognized tax benefits as components of the tax provision for income taxes. Interest and penalties recognized in the consolidated income statement as of December 31, 2020 resulted in an immaterial amount of interest and penalties as of December 31, 2020 and in a decrease of $0.1 million as of December 31, 2019. As of December 31, 2020 and 2019 the Company has recorded accrued interest of an immaterial amount and $0.2 million, respectively. The current year release of unrecognized tax benefits is due to an accounting method change which eliminated the need for an uncertain tax position.